Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Preferred Stock and Common Stock [Abstract]
Common Stock

Note 12 - Common Stock

During the three months ended March 31, 2017, the Company issued 59 shares of common stock related to the acquisition of Integrio Technologies, LLC which were fully vested upon the date of grant. The Company recorded an expense of $7,050 for the fair value of those shares.

During the three months ended March 31, 2017, the Company issued 120 shares of common stock for services which were fully vested upon the date of grant. The Company recorded an expense of $14,092 for the fair value of those shares.

During the three months ended March 31, 2017, the Company issued 630 of common stock for the settlement of $567,000 of shares held in escrow related to the LightMiner asset acquisition.

On April 19, 2017, Inpixon entered into an exchange agreement (the “Exchange Agreement”) with Hillair Capital Investments L.P. in connection with an interest payment due on May 9, 2017 pursuant to the Company’s 8% Original Issue Discount Senior Secured Convertible Debenture in the principal amount of $5,700,000. In accordance with the Exchange Agreement, solely in respect of the interest payment in the amount of $343,267 due on May 9, 2017, the parties agreed that $315,700 of such interest payment will be made in in the form of 3,667 shares of the Company’s common stock issued at an interest conversion rate equal to $86.10 per share. The shares were issued on April 20, 2017.

On May 8, 2017, Hillair Capital Investments L.P. delivered a conversion notice to the Company pursuant to which it converted 2,250 shares of the Company’s Series 1 Convertible Preferred Stock into 3,333 shares of the Company’s common stock. Such shares of common stock were issued on May 9, 2017.

On June 30, 2017, and as more fully described in Note 11, the Company issued 61,649 shares of common stock at $31.50 per share for proceeds of approximately $1.9 million.

During the three months ended June 30, 2017, the Company issued 1,733 shares of common stock for services which were fully vested upon the date of grant. The Company recorded an expense of $144,790 for the fair value of those shares.

During the three months ended September 30, 2017, the Company issued 3,258 shares of common stock for services which were fully vested upon the date of grant. The Company recorded an expense of $87,000 for the fair value of those shares.

During the three months ended September 30, 2017, the Company issued 70,159 shares of common stock for the conversion of 2,210 of Series 2 Preferred Stock.

During the three months ended September 30, 2017, pursuant to an exchange agreement the Company cancelled 1,850 shares of Series 2 Preferred Stock and issued 186,869 shares of common stock.

During the three months ended September 30, 2017, the Company issued 109,869 shares of common stock in connection with the exercise of 3,296,060 warrants at $9.00 a share.

Note 19 — Common Stock

On July 1, 2015, the Company issued 3 shares of common stock to employees who had exercised employee stock options in a cashless exercise.

On September 30, 2015, and as more fully described in Note 18, the Company issued 11,667 of common stock at $450.00 per share for proceeds of approximately $4.7 million, after deducting the underwriting discounts, fees and commissions.

During the year ended December 31, 2015, the Company issued 781 shares of common stock for services which were fully vested upon the date of grant. The Company recorded an expense of $455,000 for the fair value of those shares.

During the year ended December 31, 2016, the Company issued 433 shares of common stock for services which were fully vested upon the date of issuance. The Company recorded an expense of $371,000 for the fair value of those shares.

During the year ended December 31, 2016, the Company issued an aggregate of 3,430 shares of common stock for the settlement of $2,895,000 of amounts accrued in accordance with the terms of the LightMiner Asset Purchase Agreement, dated April 24, 2015. As of December 31, 2016 the fair value of $567,000 was accrued and held in escrow which represented 630 shares of common stock. Subsequent to December 31, 2016 the escrow was released and the Company issued the shares for settlement of the liability.

On December 12, 2016, and as more fully described in Note 18, the Company issued 11,111 of common stock at $180.00 per share for proceeds of approximately $1.8 million, after deducting the underwriting discounts, fees and commissions.

On November 21, 2016, and as more fully described in Note 4, the Company issued 1,178 shares of restricted common stock in connection with the purchase of Integrio Technologies, LLC. The Company recorded the $101,000 value of the shares as part of the purchase price of the assets during the year ended December 31, 2016.